ACCOUNTS RECEIVABLE (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable Additional Disclosures [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 360,743	$ 125,993